Commitments and Contingencies - Schedule of Lease Commitments (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
GoTo Business leases for which the Company remains liable	$ 367,636
GoTo Business Division [Member]
Loss Contingencies [Line Items]
GoTo Business leases for which the Company remains liable	$ 6,800